Shareholder Report, Holdings (Details) - C000249041 [Member]	Nov. 30, 2025
iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
ProShares UltraPro QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Direxion Daily S&P 500 Bull 3X [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Direxion Daily Semiconductors Bull 3x Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Direxion Daily Small Cap Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
ProShares UltraPro Dow30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Levered Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Commodity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%